UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2009

[LOGO OF USAA]
    USAA(R)








PORTFOLIOS OF INVESTMENTS
1ST QUARTER
USAA TARGET RETIREMENT FUNDS
MARCH 31, 2009




















                                                                      (Form N-Q)

88215-0509                                  (C)2009, USAA. All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND
March 31, 2009 (unaudited)

                                                                                                    Market
 NUMBER                                                                                              Value
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------


               EQUITY MUTUAL FUNDS (40.3%)
       75,212  USAA Aggressive Growth Fund                                                $         1,513
      117,309  USAA Emerging Markets Fund                                                           1,230
      110,083  USAA Growth Fund                                                                     1,048
      186,795  USAA Income Stock Fund                                                               1,466
      159,746  USAA International Fund                                                              2,368
       22,328  USAA Precious Metals and Minerals Fund                                                 537
      179,287  USAA S&P 500 Index Fund                                                              2,141
      239,071  USAA Small Cap Stock Fund                                                            1,757
      128,843  USAA Value Fund                                                                      1,024
                                                                                          ---------------
               Total Equity Mutual Funds (cost: $15,278)                                           13,084
                                                                                          ---------------


               FIXED-INCOME MUTUAL FUNDS (57.4%)
      333,850  USAA Income Fund                                                                     3,632
    1,053,144  USAA Intermediate-Term Bond Fund                                                     8,267
      796,165  USAA Short-Term Bond Fund                                                            6,728
                                                                                          ---------------
               Total Fixed-income Mutual Funds (cost: $19,436)                                     18,627
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (2.5%)

               MONEY MARKET FUNDS (2.5%)
      823,475  State Street Institutional Liquid Reserve Fund, 0.57%(a) (cost:  $823)                 823
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $35,537)                                        $          32,534
                                                                                          ===============


================================================================================
1  |  USAA TARGET RETIREMENT INCOME FUND

================================================================================
PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2020 FUND
March 31, 2009 (unaudited)
                                                                                                    Market
 NUMBER                                                                                              Value
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------

               EQUITY MUTUAL FUNDS (60.6%)
      203,747  USAA Aggressive Growth Fund                                                $         4,100
      317,253  USAA Emerging Markets Fund                                                           3,325
      305,980  USAA Growth Fund                                                                     2,913
      512,141  USAA Income Stock Fund                                                               4,020
      439,332  USAA International Fund                                                              6,511
       79,913  USAA Precious Metals and Minerals Fund                                               1,923
      508,151  USAA S&P 500 Index Fund                                                              6,067
      654,397  USAA Small Cap Stock Fund                                                            4,810
      349,843  USAA Value Fund                                                                      2,781
                                                                                          ---------------
               Total Equity Mutual Funds (cost: $40,806)                                           36,450
                                                                                          ---------------


               FIXED-INCOME MUTUAL FUNDS (37.7%)
    1,069,625  USAA High-Yield Opportunities Fund                                                   5,872
      442,942  USAA Income Fund                                                                     4,819
      756,856  USAA Intermediate-Term Bond Fund                                                     5,941
      713,682  USAA Short-Term Bond Fund                                                            6,031
                                                                                          ---------------
               Total Fixed-Income Mutual Funds (cost: $23,773)                                     22,663
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (2.3%)

               MONEY MARKET FUNDS (2.3%)
    1,389,241  State Street Institutional Liquid Reserve Fund, 0.57% (a) (cost:  $1,389)            1,389
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $65,968)                                        $          60,502
                                                                                          ===============

================================================================================
2  |  USAA TARGET RETIREMENT 2020 FUND

================================================================================
PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2030 FUND
March 31, 2009 (unaudited)
                                                                                                    Market
 NUMBER                                                                                              Value
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------

               EQUITY MUTUAL FUNDS (65.1%)
      299,731  USAA Aggressive Growth Fund                                                $         6,031
      475,702  USAA Emerging Markets Fund                                                           4,985
      435,979  USAA Growth Fund                                                                     4,151
      743,568  USAA Income Stock Fund                                                               5,837
      638,606  USAA International Fund                                                              9,464
      115,304  USAA Precious Metals and Minerals Fund                                               2,774
      743,741  USAA S&P 500 Index Fund                                                              8,880
      944,984  USAA Small Cap Stock Fund                                                            6,946
      496,877  USAA Value Fund                                                                      3,950
                                                                                          ---------------
               Total Equity Mutual Funds (cost: $59,287)                                           53,018
                                                                                          ---------------


               FIXED-INCOME MUTUAL FUNDS (32.5%)
    1,441,993  USAA High-Yield Opportunities Fund                                                   7,917
    1,119,786  USAA Income Fund                                                                    12,183
      816,324  USAA Intermediate-Term Bond Fund                                                     6,408
                                                                                          ---------------
               Total Fixed-income Mutual Funds (cost: $28,050)                                     26,508
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (2.7%)

               MONEY MARKET FUNDS (2.7%)
    2,227,836  State Street Institutional Liquid Reserve Fund, 0.57% (a)(cost:  $2,228)             2,228
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $89,565)                                        $          81,754
                                                                                          ===============

================================================================================
3  |  USAA TARGET RETIREMENT 2030 FUND

================================================================================
PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2040 FUND
March 31, 2009 (unaudited)
                                                                                                    Market
 NUMBER                                                                                              Value
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------


               EQUITY MUTUAL FUNDS (79.7%)
      130,464  USAA Aggressive Growth Fund                                                $         2,625
      508,987  USAA Emerging Markets Fund                                                           5,334
    1,137,728  USAA Growth Fund                                                                    10,831
      968,812  USAA Income Stock Fund                                                               7,605
      709,140  USAA International Fund                                                             10,510
      119,655  USAA Precious Metals and Minerals Fund                                               2,879
      490,366  USAA S&P 500 Index Fund                                                              5,855
    1,056,354  USAA Small Cap Stock Fund                                                            7,764
      663,940  USAA Value Fund                                                                      5,278
                                                                                          ---------------

               Total Equity Mutual Funds (cost: $67,795)                                           58,681
                                                                                          ---------------


               FIXED-INCOME MUTUAL FUNDS (17.7%)
    1,171,586  USAA High-Yield Opportunities Fund                                                   6,432
      605,281  USAA Income Fund                                                                     6,586
                                                                                          ---------------

               Total Fixed-Income Mutual Funds (cost: $13,914)                                     13,018
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (3.1%)

               MONEY MARKET FUNDS (3.1%)
    2,286,396  State Street Institutional Liquid Reserve Fund, 0.57% (a)(cost:  $2,286)             2,286
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $83,995)                                        $          73,985
                                                                                          ===============
================================================================================
4  |  USAA TARGET RETIREMENT 2040 FUND

================================================================================
PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2050 FUND
March 31, 2009 (unaudited)
                                                                                                    Market
 NUMBER                                                                                              Value
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------

               EQUITY MUTUAL FUNDS (97.3%)
       35,669  USAA Aggressive Growth Fund                                                $           718
      242,087  USAA Emerging Markets Fund                                                           2,537
      689,162  USAA Growth Fund                                                                     6,561
      526,025  USAA Income Stock Fund                                                               4,129
      337,997  USAA International Fund                                                              5,009
       56,601  USAA Precious Metals and Minerals Fund                                               1,362
       91,870  USAA S&P 500 Index Fund                                                              1,097
      502,202  USAA Small Cap Stock Fund                                                            3,691
      358,849  USAA Value Fund                                                                      2,853
                                                                                          ---------------
               Total Equity Mutual Funds (cost: $32,704)                                           27,957
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (3.2%)

               MONEY MARKET FUNDS (3.2%)
       928,473 State Street Institutional Liquid Reserves, 0.57% (a)(cost:  $928)                     928
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $33,632)                                        $          28,885
                                                                                          ===============

================================================================================
5  |  USAA TARGET RETIREMENT 2050 FUND

================================================================================
NOTES TO PORTFOLIOS OF INVESTMENTS

March 31, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target 2040), and the USAA Target Retirement 2050 Fund (Target 2050) (collectively, the Funds), which are classified as diversified under the 1940 Act. The Funds commenced operations on July 31, 2008.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed income mutual funds (underlying USAA funds) managed by USAA Investment Management Company (the Manager), an affiliate of the Funds. The Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other underlying funds.

A. SECURITY VALUATION - The values of the Funds' investments as well as the investments of the underlying USAA funds are determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Investments in the underlying USAA funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

2. The underlying USAA funds have specific valuation procedures. Securities held by an underlying USAA fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================
                                        Notes to Portfolios of Investments  |  6

================================================================================

B. FAIR VALUE MEASUREMENTS - Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Funds' own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' assets as of March 31, 2009, (in thousands):

                                                                     Investments in Securities
Valuation Inputs                            Target Income   Target 2020    Target 2030    Target 2040    Target 2050
--------------------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                           $32,534       $60,502        $81,754        $73,985        $28,885
Level 2 - Other Significant Observable Inputs           -             -              -              -              -
Level 3 - Significant Unobservable Inputs               -             -              -              -              -
--------------------------------------------------------------------------------------------------------------------
Total                                             $32,534       $60,502        $81,754        $73,985        $28,885
--------------------------------------------------------------------------------------------------------------------

C. As of March 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. As of March 31, 2009, gross unrealized appreciation and depreciation of investments and resulting net appreciation (depreciation), were as follows (in thousands):

                Target Income   Target 2020   Target 2030   Target 2040   Target 2050
-------------------------------------------------------------------------------------
Appreciation              $98          $452          $510          $446          $175
Depreciation           (3,101)       (5,918)       (8,321)      (10,456)       (4,922)
-------------------------------------------------------------------------------------
Net                   $(3,003)      $(5,466)      $(7,811)     $(10,010)      $(4,747)
-------------------------------------------------------------------------------------


D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. As of March 31, 2009, net assets were as follows (in thousands):
================================================================================
7  |  USAA TARGET RETIREMENT FUNDS

================================================================================

              Target Income   Target 2020   Target 2030   Target 2040   Target 2050
-----------------------------------------------------------------------------------
Net assets          $32,476       $60,144       $81,485       $73,618       $28,752

E. TRANSACTIONS WITH AFFILIATED FUNDS - The following tables provide details related to each Fund's investment in the underlying USAA funds for the period ended March 31, 2009 (in thousands):


Target Income:
                                                                   Realized
                                Purchase   Sales      Dividend     Gain                 Market Value
Affiliated USAA Fund            Cost(a)    Proceeds   Income       (Loss)(b)     12/31/2008     3/31/2009
---------------------------------------------------------------------------------------------------------
Aggressive Growth                   $500         $7         $-          $(4)         $1,107        $1,513
Emerging Markets                     354          5          -           (6)            875         1,230
Growth                               334          5          -           (3)            744         1,048
Income                             1,206         17         39           (1)          2,436         3,632
Income Stock                         511          7         11           (4)          1,162         1,466
Intermediate-Term Bond             2,836         40        127           (7)          5,467         8,267
International                        771         11         75           (7)          1,847         2,368
Precious Metals and Minerals         104          2          -           (1)            372           537
S&P 500 Index                        723         11         15           (6)          1,622         2,141
Short-Term Bond                    2,243         32          -           (2)          4,429         6,728
Small Cap Stock                      563          8          -           (5)          1,364         1,757
Value                                333          5          -           (2)            795         1,024


Target 2020:
                                                                   Realized
                                Purchase   Sales      Dividend     Gain                 Market Value
Affiliated USAA Fund            Cost(a)    Proceeds   Income       (Loss)(b)     12/31/2008     3/31/2009
---------------------------------------------------------------------------------------------------------
Aggressive Growth                 $1,572         $2         $-          $(1)         $2,752        $4,100
Emerging Markets                   1,123          1          -           (2)          2,181         3,325
Growth                             1,078          1          -           (1)          1,903         2,913
High-Yield Opportunities           2,390          3        144           (1)          3,575         5,872
Income                             1,848          2         52             -          2,966         4,819
Income Stock                       1,624          2         30           (1)          2,926         4,020
Intermediate-Term Bond             2,335          3         90             -          3,607         5,941
International                      2,470          3          -           (2)          4,666         6,511
Precious Metals and Minerals         449          1          -             -          1,248         1,923
S&P 500 Index                      2,377          3         42           (2)          4,223         6,067
Short-Term Bond                    2,311          3         66             -          3,645         6,031
Small Cap Stock                    1,796          2          -           (2)          3,434         4,810
Value                              1,055          1          -           (1)          1,987         2,781


================================================================================
                                        Notes to Portfolios of Investments  |  8

================================================================================

Target 2030:

                                                                    Realized
                                Purchase    Sales      Dividend     Gain                 Market Value
Affiliated USAA Fund            Cost(a)     Proceeds   Income       (Loss)(b)   12/31/2008      3/31/2009
---------------------------------------------------------------------------------------------------------
Aggressive Growth                 $2,561         $7          $-         $(5)        $3,778         $6,031
Emerging Markets                   1,887          5           -          (7)         3,057          4,985
Growth                             1,752          5           -          (2)         2,486          4,151
High-Yield Opportunities           3,560         10         191          (4)         4,484          7,917
Income                             5,182         15         128          (2)         6,994         12,183
Income Stock                       2,638          8          44          (5)         3,921          5,837
Intermediate-Term Bond             2,789          8          93          (2)         3,622          6,408
International                      4,010         12           -          (9)         6,304          9,464
Precious Metals and Minerals         741          2           -          (1)         1,711          2,774
S&P 500 Index                      3,835         11          61          (8)         5,779          8,880
Small Cap Stock                    2,898          8           -          (7)         4,607          6,946
Value                              1,685          5           -          (3)         2,609          3,950


Target 2040:
                                                                    Realized
                                Purchase    Sales      Dividend     Gain                 Market Value
Affiliated USAA Fund            Cost(a)     Proceeds   Income       (Loss)(b)    12/31/2008     3/31/2009
---------------------------------------------------------------------------------------------------------
Aggressive Growth                 $1,199         $-          $-           $-         $1,547        $2,625
Emerging Markets                   2,171          -           -            -          3,103         5,334
Growth                             4,795          -           -            -          6,237        10,831
High-Yield Opportunities           3,067          -         151            -          3,460         6,432
Income                             2,984          -          68            -          3,588         6,586
Income Stock                       3,653          -          56            -          4,838         7,605
International                      4,763          -           -            -          6,616        10,510
Precious Metals and Minerals         842          -           -            -          1,707         2,879
S&P 500 Index                      2,729          -          40            -          3,573         5,855
Small Cap Stock                    3,467          -           -            -          4,869         7,764
Value                              2,397          -           -            -          3,309         5,278


Target 2050:
                                                                    Realized
                                Purchase    Sales      Dividend     Gain                   Market Value
Affiliated USAA Fund            Cost(a)     Proceeds   Income       (Loss)(b)     12/31/2008    3/31/2009
---------------------------------------------------------------------------------------------------------
Aggressive Growth                 $  360         $-          $-            $-         $  389       $  718
Emerging Markets                   1,137          -           -             -          1,368        2,537
Growth                             3,202          -           -             -          3,486        6,561
Income Stock                       2,179          -          31             -          2,418        4,129
International                      2,495          -           -             -          2,909        5,009
Precious Metals and Minerals         444          -           -             -            764        1,362
S&P 500 Index                        562          -           7             -            616        1,097
Small Cap Stock                    1,816          -           -             -          2,138        3,691
Value                              1,428          -           -             -          1,651        2,853

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received.


SPECIFIC NOTES
(a) Rate represents the money market fund annualized seven-day yield at March 31, 2009.

================================================================================
9  |  USAA TARGET RETIREMENT FUNDS



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    05/29/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    05/29/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    5/29/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.